[LOGO]
[THE HARTFORD]

November 17, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-148564	HPRM Series I
Huntington HPRM Series I
HPRM Select Series I
	File No. 333-159545	HPRM V-A Series I

Hartford Life and Annuity Insurance company Separate Account Seven (“Registrant”)
	File No. 333-148565	HPRM Series I
	File No. 333-159547	HPRM V-A Series I

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the above-referenced Registrants, under paragraph (c) under this section, did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.                                                   The text of the Registrants’ most recent post-effective amendments have been filed electronically with the Securities and Exchange Commission on November 10, 2010.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist